FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
746,191	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$746,191
	(Cost $746,191)
	Total Investments — 0.8%	746,191
	(Cost $746,191)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 117.1%
	Call Options Purchased — 115.6%
1,792	SPDR® S&P 500® ETF Trust	$94,504,704	$4.83	01/17/25	92,730,234
1,792	SPDR® S&P 500® ETF Trust	94,504,704	482.44	01/17/25	11,363,656
	Total Call Options Purchased				104,093,890
	(Cost $94,423,640)
	Put Options Purchased — 1.5%
1,792	SPDR® S&P 500® ETF Trust	94,504,704	482.44	01/17/25	1,366,499
	(Cost $3,454,908)
	Total Purchased Options				105,460,389
	(Cost $97,878,548)
WRITTEN OPTIONS — (17.8)%
	Call Options Written — (17.3)%
(3,584)	SPDR® S&P 500® ETF Trust	(189,009,408)	507.62	01/17/25	(15,568,833)
	(Premiums received $9,609,979)
	Put Options Written — (0.5)%
(1,792)	SPDR® S&P 500® ETF Trust	(94,504,704)	410.08	01/17/25	(479,474)
	(Premiums received $1,194,283)
	Total Written Options				(16,048,307)
	(Premiums received $10,804,262)
	Net Other Assets and Liabilities — (0.1)%				(60,900)
	Net Assets — 100.0%				$90,097,373

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$746,191	$746,191	$—	$—
Purchased Options	105,460,389	—	105,460,389	—
Total	$106,206,580	$746,191	$105,460,389	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(16,048,307)	$—	$(16,048,307)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
307,736	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$307,736
	(Cost $307,736)
	Total Investments — 0.9%	307,736
	(Cost $307,736)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.7%
	Call Options Purchased — 110.4%
660	SPDR® S&P 500® ETF Trust	$34,806,420	$5.01	02/21/25	34,089,105
660	SPDR® S&P 500® ETF Trust	34,806,420	499.52	02/21/25	3,468,303
	Total Call Options Purchased				37,557,408
	(Cost $36,113,859)
	Put Options Purchased — 2.3%
660	SPDR® S&P 500® ETF Trust	34,806,420	499.52	02/21/25	777,896
	(Cost $1,285,036)
	Total Purchased Options				38,335,304
	(Cost $37,398,895)
WRITTEN OPTIONS — (13.5)%
	Call Options Written — (12.8)%
(1,320)	SPDR® S&P 500® ETF Trust	(69,612,840)	527.04	02/21/25	(4,338,118)
	(Premiums received $3,958,196)
	Put Options Written — (0.7)%
(660)	SPDR® S&P 500® ETF Trust	(34,806,420)	424.59	02/21/25	(253,023)
	(Premiums received $461,857)
	Total Written Options				(4,591,141)
	(Premiums received $4,420,053)
	Net Other Assets and Liabilities — (0.1)%				(23,057)
	Net Assets — 100.0%				$34,028,842

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$307,736	$307,736	$—	$—
Purchased Options	38,335,304	—	38,335,304	—
Total	$38,643,040	$307,736	$38,335,304	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,591,141)	$—	$(4,591,141)	$—

FT Vest International Equity Moderate Buffer ETF - March (YMAR)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
1,002,423	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$1,002,423
	(Cost $1,002,423)
	Total Investments — 1.1%	1,002,423
	(Cost $1,002,423)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.9%
	Call Options Purchased — 97.7%
12,115	iShares MSCI EAFE ETF	$98,349,570	$0.79	03/21/25	94,933,140
	(Cost $91,383,998)
	Put Options Purchased — 3.2%
12,115	iShares MSCI EAFE ETF	98,349,570	78.89	03/21/25	3,089,325
	(Cost $5,354,720)
	Total Purchased Options				98,022,465
	(Cost $96,738,718)
WRITTEN OPTIONS — (1.9)%
	Call Options Written — (1.0)%
(12,115)	iShares MSCI EAFE ETF	(98,349,570)	91.36	03/21/25	(981,315)
	(Premiums received $1,082,836)
	Put Options Written — (0.9)%
(12,115)	iShares MSCI EAFE ETF	(98,349,570)	67.06	03/21/25	(835,935)
	(Premiums received $1,145,394)
	Total Written Options				(1,817,250)
	(Premiums received $2,228,230)
	Net Other Assets and Liabilities — (0.1)%				(52,883)
	Net Assets — 100.0%				$97,154,755

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,002,423	$1,002,423	$—	$—
Purchased Options	98,022,465	—	98,022,465	—
Total	$99,024,888	$1,002,423	$98,022,465	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,817,250)	$—	$(1,817,250)	$—

FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
4,238,813	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$4,238,813
	(Cost $4,238,813)
	Total Investments — 1.0%	4,238,813
	(Cost $4,238,813)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.8%
	Call Options Purchased — 99.2%
9,458	Invesco QQQ TrustSM, Series 1	$426,281,518	$4.33	03/21/25	423,333,648
	(Cost $407,774,524)
	Put Options Purchased — 3.6%
9,458	Invesco QQQ TrustSM, Series 1	426,281,518	433.91	03/21/25	15,397,640
	(Cost $24,767,307)
	Total Purchased Options				438,731,288
	(Cost $432,541,831)
WRITTEN OPTIONS — (3.7)%
	Call Options Written — (1.9)%
(9,458)	Invesco QQQ TrustSM, Series 1	(426,281,518)	524.60	03/21/25	(8,085,186)
	(Premiums received $9,630,057)
	Put Options Written — (1.8)%
(9,458)	Invesco QQQ TrustSM, Series 1	(426,281,518)	390.52	03/21/25	(7,583,576)
	(Premiums received $12,829,125)
	Total Written Options				(15,668,762)
	(Premiums received $22,459,182)
	Net Other Assets and Liabilities — (0.1)%				(323,328)
	Net Assets — 100.0%				$426,978,011

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,238,813	$4,238,813	$—	$—
Purchased Options	438,731,288	—	438,731,288	—
Total	$442,970,101	$4,238,813	$438,731,288	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(15,668,762)	$—	$(15,668,762)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
1,822,157	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$1,822,157
	(Cost $1,822,157)
	Total Investments — 1.0%	1,822,157
	(Cost $1,822,157)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.7%
	Call Options Purchased — 107.8%
3,639	SPDR® S&P 500® ETF Trust	$191,909,943	$5.11	03/21/25	187,846,319
3,639	SPDR® S&P 500® ETF Trust	191,909,943	509.84	03/21/25	17,233,882
	Total Call Options Purchased				205,080,201
	(Cost $196,500,844)
	Put Options Purchased — 2.9%
3,639	SPDR® S&P 500® ETF Trust	191,909,943	509.84	03/21/25	5,422,984
	(Cost $9,112,810)
	Total Purchased Options				210,503,185
	(Cost $205,613,654)
WRITTEN OPTIONS — (11.6)%
	Call Options Written — (10.6)%
(7,278)	SPDR® S&P 500® ETF Trust	(383,819,886)	539.31	03/21/25	(20,235,865)
	(Premiums received $17,584,144)
	Put Options Written — (1.0)%
(3,639)	SPDR® S&P 500® ETF Trust	(191,909,943)	433.37	03/21/25	(1,794,482)
	(Premiums received $3,808,839)
	Total Written Options				(22,030,347)
	(Premiums received $21,392,983)
	Net Other Assets and Liabilities — (0.1)%				(126,629)
	Net Assets — 100.0%				$190,168,366

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,822,157	$1,822,157	$—	$—
Purchased Options	210,503,185	—	210,503,185	—
Total	$212,325,342	$1,822,157	$210,503,185	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(22,030,347)	$—	$(22,030,347)	$—

FT Vest Nasdaq-100® Conservative Buffer ETF - April (QCAP)
Portfolio of Investments
May 31, 2024  (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.3%
	Call Options Purchased — 103.4%
600	Invesco QQQ TrustSM, Series 1	$27,042,600	$4.14	04/17/25	$26,861,862
	(Cost $25,646,008)
	Put Options Purchased — 2.9%
600	Invesco QQQ TrustSM, Series 1	27,042,600	414.64	04/17/25	759,049
	(Cost $1,135,504)
	Total Purchased Options				27,620,911
	(Cost $26,781,512)
WRITTEN OPTIONS — (7.3)%
	Call Options Written — (6.5)%
(600)	Invesco QQQ TrustSM, Series 1	(27,042,600)	477.71	04/17/25	(1,688,370)
	(Premiums received $1,334,901)
	Put Options Written — (0.8)%
(600)	Invesco QQQ TrustSM, Series 1	(27,042,600)	331.71	04/17/25	(199,590)
	(Premiums received $310,205)
	Total Written Options				(1,887,960)
	(Premiums received $1,645,106)
	Net Other Assets and Liabilities — 1.0%				248,977
	Net Assets — 100.0%				$25,981,928

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$27,620,911	$—	$27,620,911	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,887,960)	$—	$(1,887,960)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)
Portfolio of Investments
May 31, 2024  (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 114.8%
	Call Options Purchased — 112.2%
270	SPDR® S&P 500® ETF Trust	$14,238,990	$4.96	04/17/25	$13,884,241
270	SPDR® S&P 500® ETF Trust	14,238,990	495.17	04/17/25	1,607,307
	Total Call Options Purchased				15,491,548
	(Cost $14,976,295)
	Put Options Purchased — 2.6%
270	SPDR® S&P 500® ETF Trust	14,238,990	495.17	04/17/25	363,204
	(Cost $487,783)
	Total Purchased Options				15,854,752
	(Cost $15,464,078)
WRITTEN OPTIONS — (15.8)%
	Call Options Written — (14.8)%
(540)	SPDR® S&P 500® ETF Trust	(28,477,980)	524.93	04/17/25	(2,046,829)
	(Premiums received $1,853,562)
	Put Options Written — (1.0)%
(270)	SPDR® S&P 500® ETF Trust	(14,238,990)	420.90	04/17/25	(129,037)
	(Premiums received $177,001)
	Total Written Options				(2,175,866)
	(Premiums received $2,030,563)
	Net Other Assets and Liabilities — 1.0%				133,110
	Net Assets — 100.0%				$13,811,996

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$15,854,752	$—	$15,854,752	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,175,866)	$—	$(2,175,866)	$—

FT Vest Nasdaq-100® Moderate Buffer ETF - May (QMMY)
Portfolio of Investments
May 31, 2024  (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.6%
	Call Options Purchased — 98.4%
1,804	Invesco QQQ TrustSM, Series 1	$81,308,084	$4.51	05/16/25	$80,739,224
	(Cost $80,956,828)
	Put Options Purchased — 5.2%
1,804	Invesco QQQ TrustSM, Series 1	81,308,084	451.75	05/16/25	4,222,817
	(Cost $4,163,365)
	Total Purchased Options				84,962,041
	(Cost $85,120,193)
WRITTEN OPTIONS — (4.7)%
	Call Options Written — (2.8)%
(1,804)	Invesco QQQ TrustSM, Series 1	(81,308,084)	523.72	05/16/25	(2,277,580)
	(Premiums received $2,628,076)
	Put Options Written — (1.9)%
(1,804)	Invesco QQQ TrustSM, Series 1	(81,308,084)	383.99	05/16/25	(1,529,249)
	(Premiums received $1,509,915)
	Total Written Options				(3,806,829)
	(Premiums received $4,137,991)
	Net Other Assets and Liabilities — 1.1%				863,942
	Net Assets — 100.0%				$82,019,154

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$84,962,041	$—	$84,962,041	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,806,829)	$—	$(3,806,829)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
Portfolio of Investments
May 31, 2024  (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.3%
	Call Options Purchased — 105.3%
224	SPDR® S&P 500® ETF Trust	$11,813,088	$5.30	05/16/25	$11,581,472
224	SPDR® S&P 500® ETF Trust	11,813,088	529.46	05/16/25	895,552
	Total Call Options Purchased				12,477,024
	(Cost $12,558,147)
	Put Options Purchased — 4.0%
224	SPDR® S&P 500® ETF Trust	11,813,088	529.46	05/16/25	467,712
	(Cost $488,275)
	Total Purchased Options				12,944,736
	(Cost $13,046,422)
WRITTEN OPTIONS — (10.4)%
	Call Options Written — (9.0)%
(448)	SPDR® S&P 500® ETF Trust	(23,626,176)	558.00	05/16/25	(1,066,688)
	(Premiums received $1,133,259)
	Put Options Written — (1.4)%
(224)	SPDR® S&P 500® ETF Trust	(11,813,088)	450.04	05/16/25	(159,040)
	(Premiums received $172,859)
	Total Written Options				(1,225,728)
	(Premiums received $1,306,118)
	Net Other Assets and Liabilities — 1.1%				125,539
	Net Assets — 100.0%				$11,844,547

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$12,944,736	$—	$12,944,736	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,225,728)	$—	$(1,225,728)	$—

FT Vest International Equity Buffer ETF - June (YJUN)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
782,294	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$782,294
	(Cost $782,294)
	Total Investments — 0.5%	782,294
	(Cost $782,294)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.6%
	Call Options Purchased — 99.6%
20,462	iShares MSCI EAFE ETF	$166,110,516	$0.73	06/21/24	161,720,072
	(Cost $144,655,899)
	Put Options Purchased — 0.0%
20,462	iShares MSCI EAFE ETF	166,110,516	73.39	06/21/24	62,994
	(Cost $7,959,429)
	Total Purchased Options				161,783,066
	(Cost $152,615,328)
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(20,462)	iShares MSCI EAFE ETF	(166,110,516)	87.29	06/21/24	(2,521)
	(Premiums received $560,365)
	Put Options Written — (0.0)%
(20,462)	iShares MSCI EAFE ETF	(166,110,516)	66.05	06/21/24	(4,923)
	(Premiums received $3,433,097)
	Total Written Options				(7,444)
	(Premiums received $3,993,462)
	Net Other Assets and Liabilities — (0.1)%				(124,599)
	Net Assets — 100.0%				$162,433,317

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$782,294	$782,294	$—	$—
Purchased Options	161,783,066	—	161,783,066	—
Total	$162,565,360	$782,294	$161,783,066	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,444)	$—	$(7,444)	$—

FT Vest Nasdaq-100® Buffer ETF - June (QJUN)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
1,013,180	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$1,013,180
	(Cost $1,013,180)
	Total Investments — 0.3%	1,013,180
	(Cost $1,013,180)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.9%
	Call Options Purchased — 102.8%
7,653	Invesco QQQ TrustSM, Series 1	$344,928,363	$3.68	06/21/24	343,050,149
	(Cost $284,249,018)
	Put Options Purchased — 0.1%
7,653	Invesco QQQ TrustSM, Series 1	344,928,363	367.93	06/21/24	92,716
	(Cost $17,850,168)
	Total Purchased Options				343,142,865
	(Cost $302,099,186)
WRITTEN OPTIONS — (3.1)%
	Call Options Written — (3.1)%
(7,653)	Invesco QQQ TrustSM, Series 1	(344,928,363)	443.47	06/21/24	(10,223,052)
	(Premiums received $5,648,334)
	Put Options Written — (0.0)%
(7,653)	Invesco QQQ TrustSM, Series 1	(344,928,363)	331.14	06/21/24	(38,115)
	(Premiums received $8,393,187)
	Total Written Options				(10,261,167)
	(Premiums received $14,041,521)
	Net Other Assets and Liabilities — (0.1)%				(245,147)
	Net Assets — 100.0%				$333,649,731

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,013,180	$1,013,180	$—	$—
Purchased Options	343,142,865	—	343,142,865	—
Total	$344,156,045	$1,013,180	$343,142,865	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,261,167)	$—	$(10,261,167)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
539,289	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$539,289
	(Cost $539,289)
	Total Investments — 0.3%	539,289
	(Cost $539,289)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 125.5%
	Call Options Purchased — 125.5%
3,360	SPDR® S&P 500® ETF Trust	$177,196,320	$4.40	06/21/24	175,069,062
3,360	SPDR® S&P 500® ETF Trust	177,196,320	439.47	06/21/24	29,469,701
	Total Call Options Purchased				204,538,763
	(Cost $159,728,789)
	Put Options Purchased — 0.0%
3,360	SPDR® S&P 500® ETF Trust	177,196,320	439.47	06/21/24	45,643
	(Cost $7,483,002)
	Total Purchased Options				204,584,406
	(Cost $167,211,791)
WRITTEN OPTIONS — (25.7)%
	Call Options Written — (25.7)%
(6,720)	SPDR® S&P 500® ETF Trust	(354,392,640)	464.96	06/21/24	(41,927,048)
	(Premiums received $7,120,466)
	Put Options Written — (0.0)%
(3,360)	SPDR® S&P 500® ETF Trust	(177,196,320)	373.55	06/21/24	(28,253)
	(Premiums received $2,659,515)
	Total Written Options				(41,955,301)
	(Premiums received $9,779,981)
	Net Other Assets and Liabilities — (0.1)%				(112,300)
	Net Assets — 100.0%				$163,056,094

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$539,289	$539,289	$—	$—
Purchased Options	204,584,406	—	204,584,406	—
Total	$205,123,695	$539,289	$204,584,406	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(41,955,301)	$—	$(41,955,301)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
149,526	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$149,526
	(Cost $149,526)
	Total Investments — 0.4%	149,526
	(Cost $149,526)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 120.7%
	Call Options Purchased — 120.6%
714	SPDR® S&P 500® ETF Trust	$37,654,218	$4.53	07/19/24	37,140,607
714	SPDR® S&P 500® ETF Trust	37,654,218	452.19	07/19/24	5,466,230
	Total Call Options Purchased				42,606,837
	(Cost $34,187,003)
	Put Options Purchased — 0.1%
714	SPDR® S&P 500® ETF Trust	37,654,218	452.19	07/19/24	39,367
	(Cost $1,660,382)
	Total Purchased Options				42,646,204
	(Cost $35,847,385)
WRITTEN OPTIONS — (21.0)%
	Call Options Written — (21.0)%
(1,428)	SPDR® S&P 500® ETF Trust	(75,308,436)	477.55	07/19/24	(7,402,912)
	(Premiums received $2,271,742)
	Put Options Written — (0.0)%
(714)	SPDR® S&P 500® ETF Trust	(37,654,218)	384.36	07/19/24	(13,424)
	(Premiums received $542,610)
	Total Written Options				(7,416,336)
	(Premiums received $2,814,352)
	Net Other Assets and Liabilities — (0.1)%				(31,492)
	Net Assets — 100.0%				$35,347,902

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$149,526	$149,526	$—	$—
Purchased Options	42,646,204	—	42,646,204	—
Total	$42,795,730	$149,526	$42,646,204	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,416,336)	$—	$(7,416,336)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
59,882	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$59,882
	(Cost $59,882)
	Total Investments — 0.5%	59,882
	(Cost $59,882)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 128.3%
	Call Options Purchased — 128.1%
272	SPDR® S&P 500® ETF Trust	$14,344,464	$4.38	08/16/24	14,169,333
272	SPDR® S&P 500® ETF Trust	14,344,464	436.51	08/16/24	2,576,498
	Total Call Options Purchased				16,745,831
	(Cost $13,425,565)
	Put Options Purchased — 0.2%
272	SPDR® S&P 500® ETF Trust	14,344,464	436.51	08/16/24	21,497
	(Cost $618,218)
	Total Purchased Options				16,767,328
	(Cost $14,043,783)
WRITTEN OPTIONS — (28.7)%
	Call Options Written — (28.6)%
(544)	SPDR® S&P 500® ETF Trust	(28,688,928)	463.40	08/16/24	(3,735,878)
	(Premiums received $1,222,127)
	Put Options Written — (0.1)%
(272)	SPDR® S&P 500® ETF Trust	(14,344,464)	371.04	08/16/24	(9,310)
	(Premiums received $170,083)
	Total Written Options				(3,745,188)
	(Premiums received $1,392,210)
	Net Other Assets and Liabilities — (0.1)%				(9,398)
	Net Assets — 100.0%				$13,072,624

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$59,882	$59,882	$—	$—
Purchased Options	16,767,328	—	16,767,328	—
Total	$16,827,210	$59,882	$16,767,328	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,745,188)	$—	$(3,745,188)	$—

FT Vest International Equity Buffer ETF - September (YSEP)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
229,875	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$229,875
	(Cost $229,875)
	Total Investments — 0.7%	229,875
	(Cost $229,875)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.1%
	Call Options Purchased — 99.8%
4,429	iShares MSCI EAFE ETF	$35,954,622	$0.71	09/20/24	35,049,112
	(Cost $30,416,498)
	Put Options Purchased — 0.3%
4,429	iShares MSCI EAFE ETF	35,954,622	71.38	09/20/24	127,836
	(Cost $1,657,490)
	Total Purchased Options				35,176,948
	(Cost $32,073,988)
WRITTEN OPTIONS — (0.7)%
	Call Options Written — (0.6)%
(4,429)	iShares MSCI EAFE ETF	(35,954,622)	86.09	09/20/24	(216,647)
	(Premiums received $103,869)
	Put Options Written — (0.1)%
(4,429)	iShares MSCI EAFE ETF	(35,954,622)	64.24	09/20/24	(40,194)
	(Premiums received $808,430)
	Total Written Options				(256,841)
	(Premiums received $912,299)
	Net Other Assets and Liabilities — (0.1)%				(26,143)
	Net Assets — 100.0%				$35,123,839

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$229,875	$229,875	$—	$—
Purchased Options	35,176,948	—	35,176,948	—
Total	$35,406,823	$229,875	$35,176,948	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(256,841)	$—	$(256,841)	$—

FT Vest Nasdaq-100® Buffer ETF - September (QSPT)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,478,935	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$1,478,935
	(Cost $1,478,935)
	Total Investments — 0.5%	1,478,935
	(Cost $1,478,935)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.0%
	Call Options Purchased — 104.7%
6,828	Invesco QQQ TrustSM, Series 1	$307,744,788	$3.71	09/20/24	306,308,372
	(Cost $257,440,014)
	Put Options Purchased — 0.3%
6,828	Invesco QQQ TrustSM, Series 1	307,744,788	370.81	09/20/24	948,450
	(Cost $14,075,468)
	Total Purchased Options				307,256,822
	(Cost $271,515,482)
WRITTEN OPTIONS — (5.4)%
	Call Options Written — (5.3)%
(6,828)	Invesco QQQ TrustSM, Series 1	(307,744,788)	448.68	09/20/24	(15,500,767)
	(Premiums received $6,681,149)
	Put Options Written — (0.1)%
(6,828)	Invesco QQQ TrustSM, Series 1	(307,744,788)	333.73	09/20/24	(415,778)
	(Premiums received $7,482,837)
	Total Written Options				(15,916,545)
	(Premiums received $14,163,986)
	Net Other Assets and Liabilities — (0.1)%				(209,855)
	Net Assets — 100.0%				$292,609,357

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,478,935	$1,478,935	$—	$—
Purchased Options	307,256,822	—	307,256,822	—
Total	$308,735,757	$1,478,935	$307,256,822	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(15,916,545)	$—	$(15,916,545)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
674,277	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$674,277
	(Cost $674,277)
	Total Investments — 0.5%	674,277
	(Cost $674,277)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 126.5%
	Call Options Purchased — 126.1%
2,681	SPDR® S&P 500® ETF Trust	$141,387,897	$4.44	09/20/24	139,183,093
2,681	SPDR® S&P 500® ETF Trust	141,387,897	443.38	09/20/24	23,927,198
	Total Call Options Purchased				163,110,291
	(Cost $127,139,073)
	Put Options Purchased — 0.4%
2,681	SPDR® S&P 500® ETF Trust	141,387,897	443.38	09/20/24	433,364
	(Cost $5,980,050)
	Total Purchased Options				163,543,655
	(Cost $133,119,123)
WRITTEN OPTIONS — (26.9)%
	Call Options Written — (26.8)%
(5,362)	SPDR® S&P 500® ETF Trust	(282,775,794)	469.54	09/20/24	(34,606,877)
	(Premiums received $11,580,152)
	Put Options Written — (0.1)%
(2,681)	SPDR® S&P 500® ETF Trust	(141,387,897)	376.87	09/20/24	(191,511)
	(Premiums received $2,111,466)
	Total Written Options				(34,798,388)
	(Premiums received $13,691,618)
	Net Other Assets and Liabilities — (0.1)%				(89,491)
	Net Assets — 100.0%				$129,330,053

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$674,277	$674,277	$—	$—
Purchased Options	163,543,655	—	163,543,655	—
Total	$164,217,932	$674,277	$163,543,655	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(34,798,388)	$—	$(34,798,388)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
295,679	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$295,679
	(Cost $295,679)
	Total Investments — 0.6%	295,679
	(Cost $295,679)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 137.0%
	Call Options Purchased — 136.7%
1,116	SPDR® S&P 500® ETF Trust	$58,854,492	$4.22	10/18/24	57,844,561
1,116	SPDR® S&P 500® ETF Trust	58,854,492	421.20	10/18/24	12,452,963
	Total Call Options Purchased				70,297,524
	(Cost $57,736,030)
	Put Options Purchased — 0.3%
1,116	SPDR® S&P 500® ETF Trust	58,854,492	421.20	10/18/24	171,310
	(Cost $1,657,388)
	Total Purchased Options				70,468,834
	(Cost $59,393,418)
WRITTEN OPTIONS — (37.5)%
	Call Options Written — (37.3)%
(2,232)	SPDR® S&P 500® ETF Trust	(117,708,984)	448.16	10/18/24	(19,196,866)
	(Premiums received $9,283,423)
	Put Options Written — (0.2)%
(1,116)	SPDR® S&P 500® ETF Trust	(58,854,492)	358.02	10/18/24	(85,715)
	(Premiums received $572,735)
	Total Written Options				(19,282,581)
	(Premiums received $9,856,158)
	Net Other Assets and Liabilities — (0.1)%				(35,837)
	Net Assets — 100.0%				$51,446,095

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$295,679	$295,679	$—	$—
Purchased Options	70,468,834	—	70,468,834	—
Total	$70,764,513	$295,679	$70,468,834	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(19,282,581)	$—	$(19,282,581)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
135,398	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$135,398
	(Cost $135,398)
	Total Investments — 0.7%	135,398
	(Cost $135,398)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 126.3%
	Call Options Purchased — 125.7%
425	SPDR® S&P 500® ETF Trust	$22,413,225	$4.52	11/15/24	22,072,617
425	SPDR® S&P 500® ETF Trust	22,413,225	450.80	11/15/24	3,712,370
	Total Call Options Purchased				25,784,987
	(Cost $20,887,636)
	Put Options Purchased — 0.6%
425	SPDR® S&P 500® ETF Trust	22,413,225	450.80	11/15/24	136,421
	(Cost $822,379)
	Total Purchased Options				25,921,408
	(Cost $21,710,015)
WRITTEN OPTIONS — (26.9)%
	Call Options Written — (26.6)%
(850)	SPDR® S&P 500® ETF Trust	(44,826,450)	476.27	11/15/24	(5,466,965)
	(Premiums received $2,132,965)
	Put Options Written — (0.3)%
(425)	SPDR® S&P 500® ETF Trust	(22,413,225)	383.18	11/15/24	(60,265)
	(Premiums received $289,469)
	Total Written Options				(5,527,230)
	(Premiums received $2,422,434)
	Net Other Assets and Liabilities — (0.1)%				(14,223)
	Net Assets — 100.0%				$20,515,353

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$135,398	$135,398	$—	$—
Purchased Options	25,921,408	—	25,921,408	—
Total	$26,056,806	$135,398	$25,921,408	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,527,230)	$—	$(5,527,230)	$—

FT Vest International Equity Moderate Buffer ETF - December (YDEC)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
781,351	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$781,351
	(Cost $781,351)
	Total Investments — 0.8%	781,351
	(Cost $781,351)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.7%
	Call Options Purchased — 99.2%
11,921	iShares MSCI EAFE ETF	$96,774,678	$0.74	12/20/24	93,591,634
	(Cost $85,883,089)
	Put Options Purchased — 1.5%
11,921	iShares MSCI EAFE ETF	96,774,678	74.34	12/20/24	1,370,776
	(Cost $4,314,693)
	Total Purchased Options				94,962,410
	(Cost $90,197,782)
WRITTEN OPTIONS — (1.4)%
	Call Options Written — (1.1)%
(11,921)	iShares MSCI EAFE ETF	(96,774,678)	88.02	12/20/24	(1,019,429)
	(Premiums received $597,651)
	Put Options Written — (0.3)%
(11,921)	iShares MSCI EAFE ETF	(96,774,678)	63.19	12/20/24	(349,816)
	(Premiums received $1,336,363)
	Total Written Options				(1,369,245)
	(Premiums received $1,934,014)
	Net Other Assets and Liabilities — (0.1)%				(66,333)
	Net Assets — 100.0%				$94,308,183

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$781,351	$781,351	$—	$—
Purchased Options	94,962,410	—	94,962,410	—
Total	$95,743,761	$781,351	$94,962,410	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,369,245)	$—	$(1,369,245)	$—

FT Vest Nasdaq-100® Buffer ETF - December (QDEC)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
2,863,293	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$2,863,293
	(Cost $2,863,293)
	Total Investments — 0.8%	2,863,293
	(Cost $2,863,293)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.6%
	Call Options Purchased — 101.9%
8,673	Invesco QQQ TrustSM, Series 1	$390,900,783	$3.83	12/20/24	388,588,306
	(Cost $352,607,061)
	Put Options Purchased — 1.7%
8,673	Invesco QQQ TrustSM, Series 1	390,900,783	405.11	12/20/24	6,415,101
	(Cost $20,725,473)
	Total Purchased Options				395,003,407
	(Cost $373,332,534)
WRITTEN OPTIONS — (4.3)%
	Call Options Written — (3.5)%
(8,673)	Invesco QQQ TrustSM, Series 1	(390,900,783)	482.05	12/20/24	(13,474,698)
	(Premiums received $7,601,482)
	Put Options Written — (0.8)%
(8,673)	Invesco QQQ TrustSM, Series 1	(390,900,783)	364.59	12/20/24	(2,867,473)
	(Premiums received $10,196,538)
	Total Written Options				(16,342,171)
	(Premiums received $17,798,020)
	Net Other Assets and Liabilities — (0.1)%				(278,106)
	Net Assets — 100.0%				$381,246,423

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,863,293	$2,863,293	$—	$—
Purchased Options	395,003,407	—	395,003,407	—
Total	$397,866,700	$2,863,293	$395,003,407	$—

LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(16,342,171)	$—	$(16,342,171)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments
May 31, 2024  (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
2,639,336	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	$2,639,336
	(Cost $2,639,336)
	Total Investments — 0.7%	2,639,336
	(Cost $2,639,336)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 120.5%
	Call Options Purchased — 119.4%
7,247	SPDR® S&P 500® ETF Trust	$382,185,039	$4.70	12/20/24	375,367,900
7,247	SPDR® S&P 500® ETF Trust	382,185,039	469.34	12/20/24	52,469,578
	Total Call Options Purchased				427,837,478
	(Cost $354,920,791)
	Put Options Purchased — 1.1%
7,247	SPDR® S&P 500® ETF Trust	382,185,039	469.34	12/20/24	3,863,088
	(Cost $27,612,121)
	Total Purchased Options				431,700,566
	(Cost $382,532,912)
WRITTEN OPTIONS — (21.1)%
	Call Options Written — (20.7)%
(14,494)	SPDR® S&P 500® ETF Trust	(764,370,078)	494.59	12/20/24	(74,227,987)
	(Premiums received $29,580,859)
	Put Options Written — (0.4)%
(7,247)	SPDR® S&P 500® ETF Trust	(382,185,039)	398.94	12/20/24	(1,439,299)
	(Premiums received $12,441,525)
	Total Written Options				(75,667,286)
	(Premiums received $42,022,384)
	Net Other Assets and Liabilities — (0.1)%				(263,165)
	Net Assets — 100.0%				$358,409,451

(a)	Rate shown reflects yield as of May 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,639,336	$2,639,336	$—	$—
Purchased Options	431,700,566	—	431,700,566	—
Total	$434,339,902	$2,639,336	$431,700,566	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments (Continued)
May 31, 2024  (Unaudited)
LIABILITIES TABLE
	Total Value at 5/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(75,667,286)	$—	$(75,667,286)	$—

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.